DISAGGREGATED REVENUE (Tables)	12 Months Ended
Mar. 31, 2025
DISAGGREGATED REVENUE [Abstract]
Disaggregation of Revenue from Contracts with Customers
In addition to the information shown in the above disclosures, the revenue from contracts with customers within FASB ASC 606 and other sources of revenue is disaggregated as follow:

	For the years ended March 3l,
	2025			2024			2023
	Point in time	Over time	Total	Point in time	Over time	Total	Point in time	Over time	Total
Revenue from contracts with customers
Brokerage and commission income
Brokerage commission and handling charge income*	$507,728	$—	$507,728	$644,861	$—	$644,861	$373,201	$—	$373,201
Brokerage commission and handling charge income – related party*	2,539,260	—	2,539,260	1,757,731	—	1,757,731	1,707,334	—	1,707,334
Bond distribution commission income	1,316,684	—	1,316,684	5,827,674	—	5,827,674	—	—	—
Margin financing services
Interest income	—	135,938	135,938	—	150,819	150,819	—	22,633	22,633
Interest income – related party	—	1,040,634	1,040,634	—	1,016,179	1,016,179	—	181,550	181,550
Software licensing (including subscription based) and related support services
Software license	500,000	—	500,000	—	—	—	667,951	—	667,951
Software license – related party	—	—	—	—	—	—	—	1,592,060	1,592,060
SaaS service	—	92,391	92,391	—	—	—	—	—	—
M&S	—	9,826	9,826	—	176,303	176,303	—	—	—
M&S – related party	—	1,200,000	1,200,000	—	1,197,551	1,197,551	—	1,194,045	1,194,045
Other sources of revenue
Principal transactions & proprietary trading	—	105,483	105,483	—	(715,309)	(715,309)	—	—	—
Total revenues	$4,863,672	$2,584,272	$7,447,944	$8,230,266	$1,825,543	$10,055,809	$2,748,486	$2,990,288	$5,738,774

*	Total handling charge income, including amounts from a related party, was $281,000, $221,000 and $113,000 for the years ended March 31, 2025, 2024 and 2023, respectively.